Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Central Index Key	dei_EntityCentralIndexKey	0000701039
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011

Calvert High Yield Bond Fund
CALVERT HIGH YIELD BOND FUND Class (Ticker): C (CHBCX) Y (CYBYX)
INVESTMENT OBJECTIVE
The Fund seeks high current income and capital appreciation, secondarily.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert High Yield Bond Fund	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert High Yield Bond Fund	Class C	Class Y
Management fees	0.75%	0.75%
Distribution and service (12b-1) fees	1.00%	none
Other expenses	0.72%	0.58%
Total annual fund operating expenses	2.47%	1.33%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest  $10,000 in the Fund for the time periods indicated and then either redeem or hold all of your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert High Yield Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	350	770	1,316	2,806
Class Y	135	421	729	1,601

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert High Yield Bond Fund Class C	250	770	1,316	2,806

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another nationally recognized statistical rating organization ("NRSRO")), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class Y shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class Y returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calender Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	10.92%
Worst Quarter (of periods shown)	12/31/2008	-14.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10)
Average Annual Total Returns - Calvert High Yield Bond Fund	1 year	5 years	Since Inception		Inception Date
Class Y	15.71%	6.72%	6.39%		Jul 9, 2001
Class Y Return after taxes on distributions	13.02%	4.31%	3.70%
Class Y Return after taxes on distributions and sale of Fund shares	10.16%	4.28%	3.78%
BofA Merrill Lynch High Yield Master II Index	15.19%	8.82%	8.66%
Lipper High Current Yield Funds Avg.	14.24%	6.60%		[1]
[1]	For comparison purposes to Lipper, performance for the Fund since 7/31/2001 is 6.43% and the performance for the Lipper High Current Yield Funds Average is 7.11%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Class C: Because Class C has less than a full calendar year of investment operations, no performance information is presented for the Class at this time.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Calvert High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
1 Year	rr_ExpenseExampleYear01	350
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,316
10 Years	rr_ExpenseExampleYear10	2,806
1 Year	rr_ExpenseExampleNoRedemptionYear01	250
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,806
Calvert High Yield Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
Annual Return 2002	rr_AnnualReturn2002	(8.64%)
Annual Return 2003	rr_AnnualReturn2003	22.92%
Annual Return 2004	rr_AnnualReturn2004	10.57%
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	10.55%
Annual Return 2007	rr_AnnualReturn2007	1.51%
Annual Return 2008	rr_AnnualReturn2008	(22.11%)
Annual Return 2009	rr_AnnualReturn2009	36.91%
Annual Return 2010	rr_AnnualReturn2010	15.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best��Quarter��(of��periods��shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter��(of��periods��shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
1 year	rr_AverageAnnualReturnYear01	15.71%
5 years	rr_AverageAnnualReturnYear05	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2001
Calvert High Yield Bond Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Calvert High Yield Bond Fund | Class Y | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.16%
5 years	rr_AverageAnnualReturnYear05	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Calvert High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT HIGH YIELD BOND FUND Class (Ticker): C (CHBCX) Y (CYBYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and capital appreciation, secondarily.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest  $10,000 in the Fund for the time periods indicated and then either redeem or hold all of your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another nationally recognized statistical rating organization ("NRSRO")), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class Y shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class Y returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class Y shares has varied from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class C: Because Class C has less than a full calendar year of investment operations, no performance information is presented for the Class at this time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calender Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	10.92%
Worst Quarter (of periods shown)	12/31/2008	-14.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-10)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Class C: Because Class C has less than a full calendar year of investment operations, no performance information is presented for the Class at this time.

Calvert High Yield Bond Fund | BofA Merrill Lynch High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.19%
5 years	rr_AverageAnnualReturnYear05	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Calvert High Yield Bond Fund | Lipper High Current Yield Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.24%
5 years	rr_AverageAnnualReturnYear05	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]

[1]	For comparison purposes to Lipper, performance for the Fund since 7/31/2001 is 6.43% and the performance for the Lipper High Current Yield Funds Average is 7.11%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2011